EXPLORATION AND EVALUATION EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
EXPLORATION AND EVALUATION EXPENSES
Schedule of exploration and evaluation expenses

	Years ended
	December 31
	2022	2021
Camino Rojo Project	$3,765	$9,908
Cerro Quema Project	7,176	4,771
Nevada projects	7,616	366
Other	382	63
	$18,939	$15,108